Hartford Life Insurance Company Separate Account Seven:

File No. 333-101932	Hartford Leaders Series II/IIR/III
Wells Fargo Leaders Series I/IR/II
Hartford Leaders /Chase Series I/II
Classic Hartford Leaders
Hartford Leaders Select
Huntington Hartford Leaders
Hartford Select Leaders V
File No. 333-101937	Hartford Leaders Access Series II/IIR/III
File No. 333-101942	Hartford Leader Edge Series II/IIR/III
File No. 333-101948	Hartford Leaders Plus Series II/IIR/III
File No. 333-101954	Hartford Leaders Outlook Series II/IIR/III
Huntington Hartford Leaders Outlook Series II/IIR/III
Classic Hartford Leaders Outlook Series II/IIR/III
Wells Fargo Leaders Outlook Series I/IR/II
Hartford Leaders Select Outlook
Hartford Select Leaders Outlook Series III

Hartford Life and Annuity Insurance Company Separate Account Seven:

File No. 333-101933	Hartford Leaders Series II/IIR/III
Wells Fargo Leaders Series I/IR/II
Hartford Select Leaders V
File No. 333-101936	Hartford Leaders Access Series II/IIR/III
File No. 333-101943	Hartford Leader Edge Series II/IIR/III
File No. 333-101949	Hartford Leaders Plus Series II/IIR/III
File No. 333-101955	Hartford Leaders Outlook Series II/IIR/III
Wells Fargo Leaders Outlook Series I/IR/II
Hartford Select Leaders Outlook Series III

Supplement Dated June 6, 2007 to the Prospectus Dated May 1, 2007

SUPPLEMENT DATED JUNE 6, 2007 TO YOUR PROSPECTUS

The third paragraph under Section 7.d. in the sub-heading “How is the charge for this rider calculated?” is deleted and replaced with the following:

We reserve the right to increase the charge for this rider up to a maximum rate of 0.75%.

In Appendix A, the columns headings under “Minimum Initial Premium” should be reversed.

This Supplement Should Be Retained With The Prospectus For Future Reference.

HV-6119